Label	Element	Value
Prospectus Line Items	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2019
Entity Registrant Name	dei_EntityRegistrantName	CALDWELL & ORKIN FUNDS INC
Entity Central Index Key	dei_EntityCentralIndexKey	0000864230
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Aug. 28, 2019
Document Effective Date	dei_DocumentEffectiveDate	Aug. 28, 2019
Prospectus Date	rr_ProspectusDate	Aug. 28, 2019
Caldwell & Orkin - Gator Capital Long/Short Fund
Prospectus Line Items	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Caldwell & Orkin - Gator Capital Long/Short Fund Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Caldwell & Orkin - Gator Capital Long/Short Fund's (the "Fund") investment objective is to provide long-term capital growth with a short-term focus on capital preservation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 240% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	240.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of total expenses provided in the Financial Highlights table for the period ended April 30, 2019, as the Financial Highlights table does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Gator Capital Management, LLC's ("Gator," the "Manager" or "We") philosophy in managing the Fund is to focus on risk as well as return. Our principal investment strategy involves active asset allocation among long, short and cash positions in an effort to mitigate market risk (the risk of broad market declines), while employing fundamental and technical analysis in an effort to mitigate stock selection risk (the risk that particular equities underperform due to company-specific issues).

We generally divide the Fund's portfolio among three broad categories of assets:

●	Long Portfolio – The Long Portfolio is comprised of securities (primarily common stocks and exchange-traded funds ("ETFs")) that we believe will increase in price. We select individual equities of companies that we believe will appreciate, and ETFs that track the performance of markets, market sectors or industries that we believe in. When we are "bullish" (when we believe the overall equity markets will rise), we generally increase the size of the Long Portfolio relative to the size of the overall Fund portfolio.

●	Short Portfolio – The Short Portfolio is comprised of securities (primarily common stocks and ETFs) that we have borrowed and sold short because we believe they will decrease in price, since the Fund makes money on a short position whose price decreases by an aggregate amount greater than the trading fees, taxes, and other expenses associated with the transaction before it is closed. We generally sell securities short to manage or hedge our exposure to perceived market risk, preserve capital and potentially profit during a falling stock market and/or make money when we think a particular security's price will decline. To this end, we take short positions in stocks of companies that we believe are overvalued or otherwise face issues that will cause their prices to fall, and ETFs that track markets, market sectors or industries that we believe will decline. When we are "bearish" (when we believe the overall equity markets will fall), we generally increase the size of the Short Portfolio relative to the size of the overall Fund portfolio.

●	Cash/Bond Portfolio – The Cash/Bond Portfolio includes cash, cash equivalents (e.g. money market funds and/or U.S. treasury notes) and bonds (i.e., corporate or government bonds), although we generally emphasize cash and cash equivalents over bonds.

We typically allocate the Fund's assets by and among our Portfolio "sleeves" by targeting a net exposure to the market that may vary between 100% net long and 60% net short depending on our assessment of market risk and our current portfolio. To achieve the target exposure, we typically invest between 30% and 100% of the Fund's net assets in common stocks and ETFs, and between 0% and 30% in cash, money market investments or fixed income securities. We may also hold cash for margin coverage purposes.

When selecting securities for our Long and Short Portfolios, we employ a flexible investment style based on fundamental analysis, while also considering technical factors.

●	How do we pick positions for the Long Portfolio? We select our individual long stock positions by identifying companies that we believe are experiencing positive changes that may lead to a rise in their stock prices. Factors considered may include: acceleration of earnings and/or profits; positive changes in management personnel or structure; new product developments; and/or positive changes in variables that indicate strengthening in a company's industry.

●	How do we pick positions for the Short Portfolio? We select our individual short positions by identifying companies that we believe are experiencing negative changes that may cause their stock prices to fall. We evaluate factors similar to those evaluated for our long positions. Factors considered may include: deceleration of earnings, profits or acceleration of losses; negative changes in management personnel or structure or failure to address management problems; new product developments by a company's competitors; and/or negative changes in variables that indicate weakening in a company's industry

●	How do we pick positions for the Cash/Bond Portfolio? We primarily invest this Portfolio sleeve in money market and cash-equivalent investments, such as U.S. government-backed securities, or agency securities. However, we may also invest in municipal or corporate bonds of issuers that we believe offer the opportunity for income at an appropriate level of risk. In this regard, we may invest in corporate bonds of any maturity, rating or quality.

In selecting investments, we may invest in companies of any size. We may also invest in securities that are issued by foreign issuers, including, without limitation, those in emerging markets. Foreign investments may be made through direct investments on foreign exchanges or through American Depository Receipts or other securities that give the owner rights in equities issued by foreign issuers. While the Fund may invest in companies in any sector and the Fund does not concentrate its investments in any industry or group of industries, the Fund may from time to time invest a significant portion of its assets in issuers within the financial or real estate sectors, or in technology companies that service, in particular, financial and/or real estate industry companies. Such investments may include, without limitation, investments in banks and other depository institutions, insurance firms, credit and payment processing companies, investment banks and investment advisory firms, real estate investment trusts (REITs), real estate brokers, developers and lenders, companies with substantial real estate holdings (which may include, without limitation, companies whose businesses focus on lumber, hospitality, entertainment or other areas, but own substantial real estate related to their business focus) and companies in the information technology industries that are primarily engaged in providing products or services to the types of companies listed above.

In managing the Fund for risk as well as return, our goal is to make money over a full market cycle, which includes both bull market (rising) and bear market (falling) cycles, but with less volatility.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal invested. The principal risks of investing in the Fund are:

●	Business risk – A particular set of circumstances may affect a particular industry or certain companies within the industry, while having little or no impact on other industries or other companies within the industry.

●	Money Market Instruments Risk – The Fund may invest in money market instruments, including U.S. government obligations or corporate debt obligations (including those subject to repurchase agreements), Banker's Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper, repurchase and reverse purchase agreements, and Variable Amount Demand Master Notes ("Master Notes"). These instruments, while generally considered cash-equivalents, are nevertheless subject to risk of default by the counterparty, risk of depreciation in the market and risk of loss of value if, for example, the issuer's credit rating is downgraded or other circumstances develop that raise questions regarding the ability of the issuer to meet its obligations under the instrument.

●	Credit risk – Bond issuers who are experiencing difficult economic circumstances, either because of a general economic downturn or individual circumstances, may be unable to make interest or principal payments on their bonds when due. These sorts of "credit risks," reflected in the credit ratings assigned to bond issues by companies like Moody's or S&P Global, may cause the price of an issuer's bond to decline and may affect liquidity for the security.

●	Emerging Markets Risk – Investments in securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic, regulatory, and political systems that typically are less developed, and are likely to be less stable, than those in more developed countries. In addition, as a result of less robust regulatory requirements (which, among other things, may not require uniform accounting, auditing and financial reporting, or have corporate governance practices and requirements comparable to those applicable to domestic companies), there is generally less publicly available information about emerging markets securities than is available about securities of domestic companies. Companies in these markets also face risks associated with new and changing government regulation. Emerging markets are generally more susceptible to governmental interference, local taxes being imposed on international investments, restrictions on gaining access to sales proceeds, and less efficient trading markets. The purchase and sale of portfolio securities in certain emerging market countries may be constrained by limitations as to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers are also greater in emerging and less developed countries. Emerging market and less developed countries may also have economies that are less diverse and may be predominantly based on only a few industries, dependent on revenues from particular commodities and/or heavily reliant on exports that may be severely affected by global economic downturns. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries. The Fund considers "emerging markets" generally to include those included in the MSCI Emerging Markets index or the FTSE Emerging Markets stock index.

●	Equity Securities Risk – An equity security can fluctuate in price based upon many different factors, including among others, changes in the issuing company's financial condition or prospects, or changes in market or economic conditions affecting a company's industry generally. Equity security prices also fluctuate based on investors' perceptions of a security's value, regardless of the accuracy of those perceptions.

●	Financial Sector Risk – To the extent that the Fund makes significant investments within the financial sector, the Fund will be more susceptible to factors adversely affecting issuers within that sector than would a fund investing in a more diversified portfolio of securities. In general, financial sector companies may be more regulated than companies in other sectors and, as a result, their businesses and prices of their securities are particularly sensitive to changes in legislation or government regulations. In addition, entities in the industries within this sector are particularly vulnerable to certain factors affecting the industries as a whole, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, price and service competition, and evolving technological changes, which some companies may be unable to adapt to as quickly, efficiently or effectively as others.

●	Interest rate risk – The price of a bond or other fixed income security is dependent upon interest rates. Therefore, the share price and total return of fixed income securities will vary in response to changes in interest rates. Falling short-term interest rates may also cause income from short-term money market instruments in which the Fund is invested to decline. Increases in interest rates may also lower the present value of a company's future earnings stream and affect the price of its equity securities.

●	Investments in other investment companies – The Fund may invest in shares of other management investment companies, including, but not limited to, mutual funds and ETFs, subject to the limitations and requirements of the Investment Company Act of 1940, as amended (the "1940 Act") and subject to such investments being consistent with the overall objective and policies of the Fund. To the extent that the Fund invests in securities of other investment companies, the Fund is subject to the performance and risks of such other investment companies and will bear indirectly its proportionate share of the advisory fees and other expenses of such investment companies.

●	Management Risk – The Fund is subject to management risk because it is an actively managed investment portfolio. The Manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. Due to the active management of the Fund by the Manager, the Fund could underperform its benchmark index or other funds with similar investment objectives and strategies. The Manager's method of security selection may not be successful. In addition, the Adviser may select investments that fail to perform as anticipated.

●	Market Risk – Securities markets are volatile and prices of all securities may decline when markets decline generally. Accordingly, the price of and the income generated by the Fund's securities may decline in response to, among other things, adverse changes in investor sentiment, general economic and market conditions, regional or global instability, interest rate fluctuations or other factors that may cause the securities markets to decline generally.

●	Political Risk – Political risk describes a broad category of risks related to government action and public sentiment, including, but not limited to, the risk that government will intervene to seize business assets or regulate business activity more heavily and that private citizens will decide not to buy goods or services from a business due to real or perceived differences between the political views of the private citizens on one side and the business or the business managers on the other.

●	Portfolio turnover risk – Mutual funds are required to distribute their net realized capital gains annually under federal tax laws. The Fund's investment strategy may involve frequent trading, which leads to high portfolio turnover (e.g., 240% and 531% for the fiscal years ended April 30, 2019 and 2018, respectively) and could generate potentially large amounts of net realized short term capital gains in a given year, which are taxed to shareholders at ordinary income tax rates. Higher portfolio turnover may also result in higher brokerage costs for the Fund.

●	Real Estate Securities Risk – To the extent the Fund invests in companies in the real estate sector, such as REITs, real estate brokers, real estate developers, real estate lenders and companies with substantial real estate holdings, the Fund is subject to risks associated with the real estate market as a whole such as taxation, government regulations, and economic and political factors that negatively impact the real estate market. Similarly, the Fund's investments in the real estate sector will be subject to risks related to property values, including unexpected downturns in commercial or residential real estate markets, overbuilding, interest rates and availability (or lack of availability) of capital.

●	Sector Risk – The Fund may, at times, be more heavily invested in certain sectors, which may cause the value of the Fund to be more sensitive to risks that specifically affect those sectors and may cause the Fund's share price to fluctuate more widely than the shares of a mutual fund that invests in a broader range of industries.

●	Short sale risk – A short position is established by selling borrowed shares and attempting to buy them back at a lower price in the future. If the market value of the shares sold short increase in value, a loss will be experienced on the transaction, and such loss, in theory, is unlimited as the market value of the of shares sold short could increase in value infinitely. Regardless of the underlying fundamentals of the company whose shares are sold short by the Manager, in a rising market, the Fund may lose value on its short sales as shares increase in value along with the general market.

●	Small and Mid-Cap Securities Risk – Investing in the securities of small and mid-cap companies generally involves greater risk than investing in larger, more established companies. This greater risk is, in part, attributable to the fact that small and mid-cap companies may have limited product lines, operating history, markets or financial resources and their securities may therefore be more volatile than securities of larger, more established companies or market averages in general. In addition, the market for small and mid-cap securities may be more limited and less liquid than the market for larger companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal invested.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Prior to November 1, 2017, the Fund was managed by C&O Funds Advisor, Inc. As of November 1, 2017, Gator, which is unaffiliated with the prior manager, took over as investment adviser to the Fund. The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund's total returns have varied from year to year. The table below illustrates how the Fund's average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indicator of how the Fund will perform in the future. Updated performance information is available on the Fund's website at https://gatorcapital.com/mutual-funds/gator-capital-long-short-fund/ or by calling the Fund toll-free at (800) 467-7903.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below illustrates how the Fund's total returns have varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 467-7903
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://gatorcapital.com/mutual-funds/gator-capital-long-short-fund/
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indicator of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (in the last ten years): 1st quarter 2013, 8.20% Worst Quarter (in the last ten years): 4th quarter 2018, (17.18)% The Fund's calendar year-to-date return as of June 30, 2019 was 17.36%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher (more favorable) than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (IRAs). In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher (more favorable) than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The S&P 500 Total Return Index is a capitalization-weighted, unmanaged index of 500 large U.S. companies chosen for market capitalization, liquidity and industry group representation and includes reinvested dividends. You cannot invest directly in an index.

The Eurekahedge Long Short Equities Hedge Fund Index ("Eurekahedge Index") is an unmanaged index comprised of long/short equity hedge funds. According to its sponsor, Eurekahedge Pte. Ltd., the Eurekahedge Index is an equally weighted index of 1,028 constituent funds designed to provide a broad measure of the performance of underlying hedge fund managers. The returns of the Eurekahedge Index do not include sales charges or fees, which would lower performance. You cannot invest directly in an index.

Caldwell & Orkin - Gator Capital Long/Short Fund | Caldwell & Orkin - Gator Capital Long/Short Fund Shares
Prospectus Line Items	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	COAGX
Redemption fee (as a percentage of amount redeemed within 90 days of purchase, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) expenses	rr_DistributionAndService12b1FeesOverAssets	none
Administrative expenses	rr_Component1OtherExpensesOverAssets	1.12%
Interest Expense on Short Sales of Securities	rr_Component2OtherExpensesOverAssets	0.79%
Dividend Expense on Short Sales of Securities	rr_Component3OtherExpensesOverAssets	0.40%
Total Other Expenses	rr_OtherExpensesOverAssets	2.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.39%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	3.27%	[2]
One year	rr_ExpenseExampleYear01	$ 330
Three years	rr_ExpenseExampleYear03	1,031
Five years	rr_ExpenseExampleYear05	1,754
Ten years	rr_ExpenseExampleYear10	$ 3,668
Annual Return 2009	rr_AnnualReturn2009	(3.39%)
Annual Return 2010	rr_AnnualReturn2010	(1.01%)
Annual Return 2011	rr_AnnualReturn2011	(0.66%)
Annual Return 2012	rr_AnnualReturn2012	9.83%
Annual Return 2013	rr_AnnualReturn2013	3.46%
Annual Return 2014	rr_AnnualReturn2014	6.82%
Annual Return 2015	rr_AnnualReturn2015	5.11%
Annual Return 2016	rr_AnnualReturn2016	(10.17%)
Annual Return 2017	rr_AnnualReturn2017	0.93%
Annual Return 2018	rr_AnnualReturn2018	(15.53%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	17.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (in the last ten years):
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (in the last ten years):
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.18%)
1 Year	rr_AverageAnnualReturnYear01	(15.53%)
5 Years	rr_AverageAnnualReturnYear05	(2.97%)
10 Years	rr_AverageAnnualReturnYear10	(0.74%)
Caldwell & Orkin - Gator Capital Long/Short Fund | After Taxes on Distributions | Caldwell & Orkin - Gator Capital Long/Short Fund Shares
Prospectus Line Items	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(15.53%)
5 Years	rr_AverageAnnualReturnYear05	(3.39%)
10 Years	rr_AverageAnnualReturnYear10	(1.04%)
Caldwell & Orkin - Gator Capital Long/Short Fund | After Taxes on Distributions and Sales | Caldwell & Orkin - Gator Capital Long/Short Fund Shares
Prospectus Line Items	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(9.20%)
5 Years	rr_AverageAnnualReturnYear05	(2.30%)
10 Years	rr_AverageAnnualReturnYear10	(0.60%)
Caldwell & Orkin - Gator Capital Long/Short Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus Line Items	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
10 Years	rr_AverageAnnualReturnYear10	13.12%
Caldwell & Orkin - Gator Capital Long/Short Fund | Eurekahedge Long Short Equities Hedge Fund Index (reflects no deduction for fees, expenses or taxes)
Prospectus Line Items	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(6.35%)
5 Years	rr_AverageAnnualReturnYear05	3.39%
10 Years	rr_AverageAnnualReturnYear10	6.95%

[1]	The Adviser has agreed to reimburse the Fund through August 30, 2020, to the extent necessary to prevent the Fund's annual ordinary operating expenses (excluding taxes, expenses related to the execution of portfolio transactions and the investment activities of the Fund such as, for example, interest, dividend expenses on securities sold short, brokerage commissions and fees and expenses charged to the Fund by any investment company in which the Fund invests and extraordinary charges such as litigation costs) from exceeding 2.00% of the Fund's average net assets.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of total expenses provided in the Financial Highlights table for the period ended April 30, 2019, as the Financial Highlights table does not include Acquired Fund Fees and Expenses.